Note 7 - Deferred Tax Asset Components (Details) - USD ($)	Jun. 28, 2015	Jun. 29, 2014
Land, buildings, and equipment	$ 696,244	$ 827,197
Unrealized gain on available-for-sale securities	1,509,633	1,596,862
Prepaid expenses and other	(25,849)	(31,138)
Deferred tax liabilities	$ 2,180,028	$ 2,392,921